Fair Value of Financial Instruments: Liabilities measured at fair value on a recurring and non-recurring basis (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Liabilities measured at fair value on a recurring and non-recurring basis

Total Carrying
	Value at	Fair Value Measurements at December 31, 2012
	December 31, 2012	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant derivative liability	$-	$-	$-	$-

Total Carrying
	Value at	Fair Value Measurements at December 31, 2011
	December 31, 2011	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Warrant derivative liability	$2,037,325	$-	$-	$2,037,325